Supplement Dated May 18, 2015
To The Prospectus Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective June 30, 2015, for the JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, please remove all references to Richard Grau.

This supplement is dated May 18, 2015.

Supplement Dated May 18, 2015
to the Statement of Additional Information
Dated April 27, 2015

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective May 18, 2015, on page 61, in the section entitled "Fundamental and Operating Policies," sub-section "Operating Policies" for the JNL/Franklin Templeton Natural Resources Fund, please delete section (d) in its entirety and replace it with the following:

(d)	The Fund may invest more than 50% of its total assets in foreign securities, including emerging market securities.

Effective June 30, 2015, for the JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, please remove all references to Richard Grau.

This supplement is dated May 18, 2015